United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/07

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		 August 15, 2007
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             42
Form 13 Information Table Value Total:             118,445 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN     COLUMN 6    		    COLUMN 7	   	      COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    		  INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL   		   DISCRETION  MANAGERS        SOLE   SHARED  NONE


ANSWERS CORP CMN	COM	03662X100	617 			50,000 		SH			SOLE			50,000
BLUE NILE, INC. CMN	COM	09578R103	3,020 			50,000 		SH			SOLE			50,000
BROOKFIELD HOMES CORP 	COM	112723101	9,891 			340,000 	SH			SOLE			340,000
BUILD-A-BEAR WORKSHOP,	COM	120076104	3,921 			150,000 	SH			SOLE			150,000
CAMECO CORPORATION CMN	COM	13321L108	7,611 			150,000 	SH			SOLE			150,000
CORUS BANKSHARES INC 	COM	220873103	5,178 			300,000 	SH			SOLE			300,000
DOWNEY FINANCIAL CORP	COM	261018105	8,907 			135,000 	SH			SOLE			135,000
ENERGY CONVERSION DEV.	COM	292659109	1,541 			50,000 		SH			SOLE			50,000
EVERGREEN ENERGY INC 	COM	30024B104	603 			100,000 	SH			SOLE			100,000
FAIRFAX FINANCIAL HLDGS COM	303901102	4,792 			25,000 		SH			SOLE			25,000
FIRST MERCHANTS ACCEP 	COM	320816101	1 			214,400 	SH			SOLE			214,400
FIRSTFED FINANCIAL CORP	COM	337907109	5,673 			100,000 	SH			SOLE			100,000
FREEPORT-MCMORAN GOLD	COM	35671D857	4,141 			50,000 		SH			SOLE			50,000
FREMONT GENERAL CORP 	COM	357288109	5,380 			500,000 	SH			SOLE			500,000
FRIENDLY ICE CREAM CORP	COM	358497105	759 			50,000 		SH			SOLE			50,000
HOUSEVALUES, INC. CMN	COM	44183Y102	537 			117,500 	SH			SOLE			117,500
HYTHIAM, INC. CMN	COM	44919F104	433 			50,000 		SH			SOLE			50,000
IMERGENT, INC. CMN	COM	45247Q100	1,040 			42,500 		SH			SOLE			42,500
INDYMAC BANCORP, INC. 	COM	456607100	14,585 			500,000 	SH			SOLE			500,000
INVESTOOLS INC. CMN	COM	46145P103	498 			50,000 		SH			SOLE			50,000
IONATRON INC CMN	COM	462070103	234 			60,000 		SH			SOLE			60,000
IROBOT CORPORATION CMN	COM	462726100	1,390 			70,000 		SH			SOLE			70,000
JMP GROUP INC. CMN	COM	46629U107	523 			50,000 		SH			SOLE			50,000
JONES SODA CO. CMN	COM	48023P106	771 			55,000 		SH			SOLE			55,000
MARCHEX INC CMN CLASS B	COM	56624R108	1,469 			90,000 		SH			SOLE			90,000
MEDIS TECHNOLOGIES LTD 	COM	58500P107	2,204 			150,000 	SH			SOLE			150,000
MICROVISION INC (WASH)	COM	594960106	724 			144,700 	SH			SOLE			144,700
NAUTILUS INC CMN	COM	63910B102	4,816 			400,000 	SH			SOLE			400,000
NEW CENTURY FINANCIAL 	COM	6435EV108	83 			204,090 	SH			SOLE			204,090
NOVASTAR FINANCIAL INC	COM	669947400	1,100 			157,597 	SH			SOLE			157,597
NVE CORP CMN		COM	629445206	7,040 			200,000 	SH			SOLE			200,000
OVERSTOCK.COM INC DEL 	COM	690370101	9,135 			500,000 	SH			SOLE			500,000
POOL CORP CMN		COM	73278L105	2,927 			75,000 		SH			SOLE			75,000
PUT/HOG(HOGWJ)		PUT	412822108	160 			2,000 		PUT			SOLE			2,000
SHARPER IMAGE CORP 	COM	820013100	1,993 			175,000 	SH			SOLE			175,000
SIX FLAGS INC 		COM	83001P109	579 			95,000 		SH			SOLE			95,000
SULPHCO, INC. 		COM	865378103	542 			150,000 	SH			SOLE			150,000
TRI-VALLEY CORP		COM	895735108	664 			84,000 		SH			SOLE			84,000
TRUE RELIGION APPAREL 	COM	89784N104	2,033 			100,000 	SH			SOLE			100,000
TURBOCHEF TECHNOLOGIES	COM	900006206	696 			50,000 		SH			SOLE			50,000
VYYO INC CMN		COM	918458209	333 			50,000 		SH			SOLE			50,000
WTS/PEGASUS WIRELESS 	WTS	705990414	1 			2,272 		CALL			SOLE			2,272


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